Income Taxes (Summary of Reconciliation of Net Deferred Income Tax Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 2,903	$ 2,907
Deferred income tax expense recognized in net earning	182	(31)
Income tax charge recognized in OCI	7	30
Other	7	(3)
Balance, end of year	$ 3,099	$ 2,903